SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total consolidated assets	$ 8,335,072	$ 9,301,784	$ 8,883,690
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	6,638,849	6,928,211	6,998,134
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	135,256	122,499	121,214
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	77,631	239,575	266,161
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,720,571	2,641,875	2,942,233
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,705,391	3,924,262	3,668,526
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	418,594	381,579	576,794
City of Dreams Mediterranean and Other [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	742,450	565,663	451,771
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 535,179	$ 1,426,331	$ 856,991